Loan And Credit Lines	12 Months Ended
Dec. 31, 2014
Loan And Credit Lines [Abstract]
Long-Term Loan

NOTE 10:-    LOAN AND CREDIT LINES

In 2011 the Company entered into a loan agreement with Bank Hapoalim Ltd. (the "Loan Agreement") for a loan in the principal amount of $ 35,000 (the "Loan").

The Loan Agreement provides that the principal amount of $ 35,000 bear effective interest at a rate of Libor + 3.15%, which Libor is updated every three months. The principal amount is to be repaid in 17 quarterly installments from February 19, 2012, through February 19, 2016 and the interest is to be paid in quarterly payments starting as of February 19, 2011. As of December 31, 2013 and 2014 the accrued interest is $68 and $ 38, respectively, and is recorded as part of the accrued expenses.

The loan is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets and subject to certain financial covenants, as further described below.

The maturities of the principal amount for periods after December 31, 2014 are as follows:

2015 - current maturities	$8,232
2016	2,072

$10,304

In March 2013, the Company was provided with a Credit Facility by four financial institutions. Such agreement provides the Company with revolving credit facilities, under which a sum of up to $ 40,200 in the form of bank guarantees and $ 73,500 in the form of loans shall be available. The new agreement replaced all of the Company's previously existing credit facilities, including the loan agreement (with respect to the Loan provides the same interest and repayment installments set forth in the Loan Agreement). Each portion of the Credit Facility will be operated by its furnishing financial institution.

Borrowings and repayments shall be made directly with the relevant financial institution. Any amounts repaid during the term of the Credit Facility may be re-borrowed up to the amount available under the loan segment of the Credit Facility. In the framework of the Credit Facility, the Company undertook certain financial and other covenants. The Credit Facility shall terminate, and all borrowings shall be repaid, upon March 14, 2016. Repayment may be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

During the first quarter of 2014 the Company amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates and fees. This amendment has been applied until October 1, 2014. Subsequently, the original covenants have been restored, except for certain financial covenants which shall be applied until March 31, 2015 and shall be restored afterwards. According to the amendment, the available loan facilities have been reduced by $ 5,000 on January 1, 2015 and will be reduced by additional $ 5,000 on April 1, 2015.

As of December 31, 2014 the Company utilized $ 50,904 out of $ 73,500 of available credit lines from several banks. The credit lines carry interest rates of Libor+3.21% to Libor+3.4%.

On March 31, 2015 the Company signed a further amendment to its agreement with the four financial institutions to better align its credit facility terms to its current needs and to adjust the financial covenants and applicable interest rates and fees. The main changes consist of:

a.	An increase in the allowed discounting activities of one of the Company's main customers long-term receivables to $ 54,000 (from $ 20,000).
b.	Gradual reduction of the credit facility for loans from $ 63,500 (starting April 1, 2015) to $ 50,000 by February 28, 2016.
c.	Gradual reduction in minimum cash covenant from $ 20,000 to $ 15,000 by October 1, 2015.
d.	An extension of the credit facility repayment date to June 30, 2016 (from March, 14, 2016).
e.
Changes in the equity related covenants definition to exclude Goodwill and Intangible Assets from the calculation, as well as reduction for the minimum total shareholders' equity value to $ 85,000 and reduction of the minimum total shareholders' equity total assets ratio 0.27.

f.	Other changes primarily increase in the maximum spread of interest chargeable to 3.5% and other bank fees.

As of December 31, 2014, based on the previous covenants the Company was in breach of the total shareholders' equity total assets ratio. As part of the amendment to the existing credit facility contract, the banks also agreed to adjust the financial covenants retroactively. Therefore, subject to this recent amendment, as of December 31, 2014 the Company meets all the covenants and expects to continue meeting the new covenants.